Financial instruments and risk management - Summary of impact of hedging instrument on statement of financial position (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 1,656	$ 1,786
Carrying value	58	88
Aluminium embedded derivatives separated from the power contract [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,656	1,786
Carrying value	42	8
Change in fair value used for measuring ineffectiveness for the period	29	205
Embedded derivatives in Other Financial Assets	66	54
Embedded derivatives in Other Financial Liabilities	24	46
Highly Probable Forecast Aluminum Sales
Disclosure of detailed information about financial instruments [line items]
Cash flow hedge reserve US$m	196	179
Change in fair value used for measuring ineffectiveness for the period	(50)	(182)
Highly Probable Forecast Aluminum Sales | Cash flow hedge reserve
Disclosure of detailed information about financial instruments [line items]
Total hedging gain recognised in OCI US$m	36	181
Gain (loss) on hedge ineffectiveness recognised in profit or loss	(7)	24
Amount reclassified to other comprehensive income from profit or loss applying overlay approach, net of tax	$ 19	$ 2